UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Real Estate Equity Fund

March 31, 2011 (Unaudited)

Issuer	Shares	Value
Common Stocks (98.3%)
CONSUMER DISCRETIONARY (2.4%)

Hotels, Restaurants & Leisure (2.4%)
Starwood Hotels & Resorts Worldwide, Inc.	93,052	$5,408,182
Vail Resorts, Inc. (a)	74,867	3,650,515
Total		9,058,697
TOTAL CONSUMER DISCRECTIONARY		9,058,697

FINANCIALS (95.9%)

Real Estate Investment Trusts (REITs) (94.8%)
Alexandria Real Estate Equities, Inc.	243,200	18,962,304
AMB Property Corp.	239,100	8,600,427
American Campus Communities, Inc.	287,000	9,471,000
Apartment Investment & Management Co., Class A	402,400	10,249,128
AvalonBay Communities, Inc.	149,300	17,927,944
Boardwalk Real Estate Investment Trust CAD (b)	38,037	1,887,530
Boston Properties, Inc.	140,136	13,291,900
CBL & Associates Properties, Inc.	368,504	6,419,340
Cousins Properties, Inc.	1,456,400	12,160,940
Developers Diversified Realty Corp.	589,300	8,250,200
DiamondRock Hospitality Co.	876,000	9,784,920
Digital Realty Trust, Inc.	281,650	16,375,131
Duke Realty Corp.	752,200	10,538,322
EastGroup Properties, Inc.	110,700	4,867,479
Equity Residential Property Trust	202,644	11,431,148
Federal Realty Investment Trust	102,753	8,380,535
General Growth Properties, Inc. (a)	685,729	10,615,085
HCP, Inc.	151,500	5,747,910
Health Care REIT, Inc.	272,268	14,277,734
Host Hotels & Resorts, Inc.	712,719	12,550,981
LaSalle Hotel Properties	306,700	8,280,900
Lexington Realty Trust	963,400	9,007,790
Mid-America Apartment Communities, Inc.	197,332	12,668,714
ProLogis	596,393	9,530,360
Public Storage	107,464	11,918,832
Simon Property Group, Inc.	303,148	32,485,340
SL Green Realty Corp.	174,200	13,099,840
U-Store-It Trust	643,900	6,773,828
Ventas, Inc.	229,000	12,434,700
Vornado Realty Trust	273,200	23,905,000
Weingarten Realty Investors	298,500	7,480,410
Total		359,375,672

Real Estate Management & Development (1.1%)
Jones Lang LaSalle, Inc.	42,891	4,277,948
TOTAL FINANCIALS		363,653,620
Total Common Stocks (Cost: $298,587,411)		372,712,317

Convertible Preferred Stocks (0.5%)

FINANCIALS (0.5%)
Real Estate Investment Trusts (REITs) (0.5%)
Alexandria Real Estate Equities, Inc., 7.000%	79,400	2,040,580
TOTAL FINANCIALS		2,040,580
Total Convertible Preferred Stocks (Cost: $1,987,382)		2,040,580

Money Market Fund (2.4%)
Columbia Short-Term Cash Fund, 0.229% (c)(d)	9,077,756	9,077,756
Total Money Market Fund (Cost: $9,077,756)		9,077,756
Total Investments (Cost: $309,652,549) (e)		383,830,653
Other Assets & Liabilities, Net		(4,486,830)
Net Assets		$379,343,823

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard and Poor’s, a division of the McGraw-Hill Companies, Inc..

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Notes to Portfolio of Investments

* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

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Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated dated December 31, 2010.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

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The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Fair value at March 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total
Equity Securities
Common Stocks
Consumer Discretionary	$9,058,697	$—	$—	$9,058,697
Financials	363,653,620	—	—	363,653,620
Convertible Preferred Stocks
Financials	—	2,040,580	—	2,040,580
Total Equity Securities	372,712,317	2,040,580	—	374,752,897

Other
Affiliated Money Market Fund(c)	9,077,756	—	—	9,077,756
Total Other	9,077,756	—	—	9,077,756
Total	$381,790,073	$2,040,580	$—	$383,830,653

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at March 31, 2011.

(a)	Non-income producing.
(b)	Represents a foreign security. At March 31, 2011, the value of foreign securities, excluding short-term securities, represented 0.50% of net assets.
(c)	Investments in affiliates during the period ended March 31, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost

Columbia Short-Term Cash Fund	$—	$9,170,020	$(92,264)	$—	$9,077,756

(d)	The rate shown is the seven-day current annualized yield at March 31, 2011.
(e)

At March 31, 2011, the cost of securities for federal income tax purposes was approximately $309,653,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$74,267,000
Unrealized Depreciation	(89,000)
Net Unrealized Appreciation	$74,178,000

Currency Legend

CAD	Canadian Dollar

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Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	May 20, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	May 20, 2011